Notes Payable – Related Party (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable – Related Party [Abstract]
Schedule of notes to their present value
Amount
($)
Balance at December 31, 2018	2,550,075
Proceeds	2,027,457
Repayments	(968,587)
Contribution Benefit	(223,913)
Financing Expense	194,039
Foreign exchange adjustment	127,547
Balance at December 31, 2019	3,706,618
Proceeds	968,674
Repayments	(258,661)
Contribution benefit	(170,329)
Finance expense	276,602
Foreign exchange adjustment	5,745
Balance, December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,283
Current	2,107,668
Non-current	678,515